Note 19 - Income Taxes - Tax attributes and Temporary Differences Available to Reduce Future Years' Taxable Income (Details)	Mar. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Research and development expenses, without time limitation	$ 2,859,000
Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	47,954,000
Research and development expenses, without time limitation	18,002,000
Other deductible temporary differences, without time limitation	5,224,000
Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	47,625,000
Research and development expenses, without time limitation	19,362,000
Other deductible temporary differences, without time limitation	5,224,000
2029 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	714,000
2029 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	714,000
2030 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	1,627,000
2030 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	1,620,000
2031 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	2,071,000
2031 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	2,063,000
2032 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	2,262,000
2032 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	2,241,000
2033 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	1,854,000
2033 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	1,825,000
2034 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	3,598,000
2034 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	3,598,000
2035 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	4,595,000
2035 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	4,459,000
2036 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	5,494,000
2036 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	5,494,000
2037 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	8,584,000
2037 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	8,456,000
2038 [member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	17,155
2038 [member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	$ 17,155